Acquisitions (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 08, 2010	Dec. 31, 2011 ITC Delta Com	Dec. 08, 2010 ITC Delta Com	Sep. 30, 2011 One Communications Corp	Apr. 02, 2011 One Communications Corp
Acquired Assets:
Cash and cash equivalents		$ 59,237			$ 11,304
Property and equipment		200,546			144,538
Goodwill		170,126			87,377
Intangible assets	131,200	131,200		185,850	185,850
Deferred tax assets, net		85,295
Other assets		59,532			68,752
Total assets		705,936			497,821
Assumed Liabilities:
Debt		(351,520)			(266,275)
Deferred revenue		(17,905)			(11,379)
Deferred tax liability, net					(2,055)
Other liabilities		(82,747)			(178,185)
Total liabilities		(452,172)			(457,894)
Total consideration		$ 253,764	$ 253,764		$ 39,927